Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Liquidity [Abstract]
LIQUIDITY

Note 2 — LIQUIDITY

As of December 31, 2024, and June 30, 2025, the Company’s cash balances amounted to approximately S$3,373,424 and S$2,933,523 ($2,306,410) respectively, and the Company’s current assets were S$10,731,442 and S$8,724,716 ($6,859,592), respectively, and the Company’s current liabilities were S$4,002,580 and S$2,650,500 ($2,083,891), respectively. For the six months ended June 30, 2024, and 2025, the Company generated net profit of S$247,424 and net loss of S$508,113 ($399,492), respectively.

In assessing the Company’s liquidity, the management believes that the Company’s current cash and working capital will be sufficient to support the Company’s continuous operations and meet the Company’s third parties’ payment obligations when liabilities fall due within the next 12 months from the date of issuance of the unaudited condensed consolidated financial statements.

The Company’s liquidity needs are primarily driven by working capital requirements and operating expense obligations. To date, the Company have financed the Company’s operations mainly through successful IPO in 2024. the Company have also started to seek additional financing from local banks and financial institutions to fund the Company’s ongoing operations. As of December 31, 2024, and June 30, 2025, the Company’s outstanding loans and borrowings amounted to S$835,800 and S$689,099 ($541,787), respectively, with annual interest rates ranging from 4.88% to 8.80% and repayment periods of between one to five years.

The Company believes that the Company’s current cash and loans from banks, and the net proceeds from the Company’s initial public offering will be sufficient to meet the Company’s working capital needs in the next 12 months from the date the unaudited condensed consolidated financial statements are issued. However, if the Company experience an adverse operating environment or incur unanticipated capital expenditures, or if the Company decide to accelerate growth beyond the Company’s initial expectations, then additional financing may be required. No assurance can be provided, however, that additional financing, if necessary, would be available at all or on favorable terms. Such financing may include the use of additional debt or the sale of additional equity securities. Any financing which involves the sale of securities or instruments that are convertible into equity securities could result in immediate and possibly significant dilution to the Company’s existing shareholders.

Based on the management’s assessment of the future liquidity and performance of the Company and its available sources of financing, the Company believes that the current cash and cash flows generated from the Company’s future operating and financing activities will be sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the date of the issuance of the unaudited condensed consolidated financial statements.

Note 2 — LIQUIDITY

As of December 31, 2023 and 2024, the Company’s cash balances amounted to approximately S$698,106 and S$3,373,424 ($2,469,202) respectively. and the Company’s current assets were S$6,048,082 and S$10,731,442 ($7,854,956), respectively, and the Company’s current liabilities were S$3,363,968 and S$4,002,580 ($2,929,718), respectively. For the years ended December 31, 2023 and 2024, the Company generated profit of S$2,390,166 and net loss of S$1,031,138 ($754,750) respectively.

In assessing the Company’s liquidity, the management believes that the Company’s current cash and working capital will be sufficient to support the Company’s continuous operations and meet the Company’s third parties’ payment obligations when liabilities fall due within the next 12 months from the date of issuance of the consolidated financial statements.

The Company’s liquidity needs are primarily driven by working capital requirements and operating expense obligations. To date, the Company have financed the Company’s operations mainly through successful IPO in 2024. the Company have also started to seek additional financing from local banks and financial institutions to fund the Company’s ongoing operations. As of December 31, 2023 and 2024, the Company’s outstanding loans and borrowings amounted to S$1,266,265 and S$835,800 ($611,770), respectively, with annual interest rates ranging from 2.75% to 8.80% and repayment periods of between one to five years.

The Company believes that the Company’s current cash and loans from banks, and the net proceeds from the Company’s initial public offering will be sufficient to meet the Company’s working capital needs in the next 12 months from the date the audited consolidated financial statements are issued. However, if the Company experience an adverse operating environment or incur unanticipated capital expenditures, or if the Company decide to accelerate growth beyond the Company’s initial expectations, then additional financing may be required. No assurance can be provided, however, that additional financing, if necessary, would be available at all or on favorable terms. Such financing may include the use of additional debt or the sale of additional equity securities. Any financing which involves the sale of securities or instruments that are convertible into equity securities could result in immediate and possibly significant dilution to the Company’s existing shareholders.

Based on the management’s assessment of the future liquidity and performance of the Company and its available sources of financing, the Company believes that the current cash and cash flows generated from the Company’s future operating and financing activities will be sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the date of the issuance of the consolidated financial statements.